CCM Core Impact Equity Fund

Schedule of Investments September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCK - 97.76%
Communication Services - 10.57%
Entertainment Software - 2.94%
Electronic Arts	13,200	$1,527,372
Web Portals/Internet Service Providers - 7.63%
Alphabet, Cl A (a)	19,400	1,855,610
Alphabet, Cl C (a)	22,000	2,115,300
		5,498,282
Consumer Discretionary - 9.85%
Building-Residential/Commercial - 1.72%
Lennar, Cl B	10,000	595,100
NVR (a)	75	299,031
Distribution/Wholesale - 1.04%
LKQ	11,500	542,225
E-Commerce/Services - 1.01%
Booking Holdings (a)	320	525,827
Retail-Automobile - 3.72%
Asbury Automotive Group (a)	5,400	815,940
Lithia Motors, Cl A	5,200	1,115,660
Retail-Restaurants - 2.36%
Jack in the Box	16,600	1,229,562
		5,123,345
Consumer Staples - 5.25%
Brewery - 1.46%
Constellation Brands, Cl A	3,300	757,944
Cosmetics &Toiletries - 2.53%
Unilever PLC ADR	30,000	1,315,200
Food-Confectionery - 1.26%
Mondelez International, Cl A	12,000	657,960
		2,731,104
Energy - 2.74%
Energy-Alternate Sources - 2.74%
Enviva	23,680	1,422,221

Financials - 15.45%
Commer Banks-Eastern US - 3.24%
Financial Institutions	24,823	597,490
Signature Bank NY	7,200	1,087,200
Commer Banks-Western US - 0.87%
SVB Financial Group (a)	1,350	453,303
Finance-Credit Card - 2.18%
Discover Financial Services	12,500	1,136,500
Investment Management/Advisory Services - 3.74%
Ameriprise Financial	4,000	1,007,800
BlackRock, Cl A	1,700	935,476
Life/Health Insurance - 0.44%
Lincoln National	5,200	228,332
Property/Casualty Insurance - 4.98%
Assurant	3,700	537,499
Berkshire Hathaway, Cl B (a)	3,700	987,974

CCM Core Impact Equity Fund

Schedule of Investments September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCK — continued
Fidelity National Financial	29,400	$1,064,280
		8,035,854
Health Care - 15.36%
Diagnostic Equipment - 1.46%
Thermo Fisher Scientific	1,500	760,785
Medical Instruments - 2.31%
Boston Scientific (a)	31,000	1,200,630
Medical Labs&Testing Srv - 2.77%
Charles River Laboratories International (a)	3,800	747,840
Laboratory Corp of America Holdings	3,375	691,234
Medical-Health Maintenance Organization - 2.58%
Elevance Health	2,950	1,340,008
Medical-Hospitals - 1.31%
Universal Health Services, Cl B	7,700	678,986
Medical-Wholesale Drug Distributors - 2.29%
AmerisourceBergen, Cl A	8,800	1,190,904
Pharmacy Services - 2.64%
Cigna	4,950	1,373,476
		7,983,863
Industrials - 7.50%
Airport Develop/Maint - 0.77%
Grupo Aeroportuario del Pacifico ADR	3,150	399,357
Building & Construction Products-Miscellaneous - 1.15%
Owens Corning	7,600	597,436
Commercial Services - 3.06%
Quanta Services	12,500	1,592,375
Diversified Manufact Op - 1.86%
Parker-Hannifin	4,000	969,240
Machinery-Pumps - 0.66%
Zurn Elkay Water Solutions	14,000	343,000
		3,901,408
Information Technology - 21.84%
Applications Software - 5.63%
Intuit	725	280,807
Microsoft	11,350	2,643,415
Commercial Service-Finance - 5.48%
FleetCor Technologies (a)	6,000	1,057,020
Global Payments	16,600	1,793,630
Computers - 1.14%
Apple	4,300	594,260
Data Processing/Management - 3.89%
Fiserv (a)	21,600	2,021,112
Electronic Components-Semiconducters - 2.22%
Broadcom	2,600	1,154,426
Electronic Forms - 0.62%
Adobe (a)	1,175	323,360
Electronic Parts Distributors - 1.88%
TD SYNNEX	12,000	974,280

CCM Core Impact Equity Fund

Schedule of Investments September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCK — continued
Enterprise Software/Services - 0.98%
SS&C Technologies Holdings	10,700	$510,925
		11,353,235
Materials - 1.48%
Containers-Paper/Plastic - 1.48%
Berry Global Group (a)	16,500	767,745

Real Estate - 2.62%
REITS-Diversified - 2.62%
American Tower	2,700	579,690
WP Carey	11,200	781,760
		1,361,450
Utilities - 5.10%
Electric-Generation - 1.21%
Brookfield Renewable Partners	20,000	626,000
Energy-Alternate Sources - 3.89%
NextEra Energy Partners	28,000	2,024,680
		2,650,680
TOTAL COMMON STOCK
(Cost $48,701,677)		50,829,187

ESCROW SHARES - 0.01%
Industrials - 0.01%
Airlines - 0.01%
American Airlines Escrow (a) (b)	218,835	6,565

TOTAL ESCROW SHARES
(Cost $24,536)		6,565

SHORT-TERM INVESTMENT - 2.33%
Money Market Fund - 2.33%
First American Government Obligations Fund, Cl X, 2.78%, (c)	1,211,643	1,211,643
TOTAL SHORT-TERM INVESTMENT
(Cost $1,211,643)		1,211,643

Total Investments (Cost $49,937,856) - 100.10%		$52,047,395
Liabilities in Excess of Other Assets, Net - (0.10)%		(51,041)
NET ASSETS - 100.00%		$51,996,354

(a)	Non-income producing security.
(b)	Level 3 security in accordance with fair value hierarchy.
(c)	The rate shown is the 7-day effective yield as of September 30, 2022.

ADR — American Depositary Receipt Cl — Class
PLC — Public Limited Company
REIT — Real Estate investment Trust

CCM Core Impact Equity Fund

Schedule of Investments September 30, 2022 (Unaudited)

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at September 30, 2022:

Assets	Level 1	Level 2	Level 3*	Total
Common Stock	$50,829,187	$—	$—	$50,829,187
Escrow Shares	—	—	6,565	6,565
Short-Term Investment	1,211,643	—	—	1,211,643
Total Investments in Securities	$52,040,830	$—	$6,565	$52,047,395

*

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

CCM Small/Mid-Cap Impact Value Fund

Schedule of Investments September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCK - 96.50%
Communication Services - 1.76%
Advertising Agencies - 1.76%
Omnicom Group	4,500	$283,905

Consumer Discretionary - 14.25%
Building-Residential/Commercial - 2.72%
Lennar, Cl B	2,650	157,702
NVR (a)	70	279,096
Distribution/Wholesale - 1.03%
LKQ	3,500	165,025
E-Commerce/Services - 0.29%
Expedia Group (a)	500	46,845
Recreational Vehicles - 1.95%
Brunswick	4,800	314,160
Retail-Automobile - 4.51%
Asbury Automotive Group (a)	2,700	407,970
Lithia Motors, Cl A	1,475	316,461
Retail-Restaurants - 3.75%
Jack in the Box	8,150	603,670
		2,290,929
Consumer Staples - 2.30%
Beverages-Non-alcoholic - 1.27%
Coca-Cola Femsa ADR	3,500	204,365
Pastoral&Agricultural - 1.03%
Darling Ingredients (a)	2,500	165,375
		369,740
Energy - 6.13%
Energy-Alternate Sources - 6.13%
Enviva	16,400	984,984

Financials - 26.19%
Commer Banks-Eastern US - 5.07%
Financial Institutions	21,000	505,470
Signature Bank NY	2,050	309,550
Commer Banks-Southern US - 2.58%
First Citizens BancShares, Cl A	520	414,664
Commer Banks-Western US - 1.30%
SVB Financial Group (a)	625	209,862
Finance-Credit Card - 2.15%
Discover Financial Services	3,800	345,496
Investment Management/Advisory Services - 6.20%
Ameriprise Financial	1,800	453,510
Raymond James Financial	5,500	543,510
Life/Health Insurance - 1.58%
Lincoln National	5,800	254,678
Property/Casualty Insurance - 4.51%
Assurant	1,125	163,429
Fidelity National Financial	15,500	561,100

CCM Small/Mid-Cap Impact Value Fund

Schedule of Investments September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCK — continued
S&L/Thrifts-Eastern US - 2.80%
Hingham Institution For Savings	1,790	$449,487
		4,210,756
Health Care - 6.63%
Medical Labs&Testing Srv - 2.33%
Charles River Laboratories International (a)	1,150	226,320
Laboratory Corp of America Holdings	725	148,487
Medical-Health Maintenance Organization - 1.23%
Molina Healthcare (a)	600	197,904
Medical-Hospitals - 3.07%
Nobilis Health (a) (b)	38,393	—
Universal Health Services, Cl B	5,600	493,808
		1,066,519
Industrials - 10.03%
Airport Develop/Maint - 0.75%
Grupo Aeroportuario del Pacifico ADR	950	120,441
Building & Construction Products-Miscellaneous - 2.57%
Owens Corning	5,250	412,702
Commercial Services - 2.77%
Quanta Services	3,500	445,865
Diversified Manufact Op - 1.88%
Parker-Hannifin	1,250	302,888
Machinery-General Indust - 1.02%
ATS Automation Tooling Systems (a)	6,200	163,646
Machinery-Pumps - 1.04%
Zurn Elkay Water Solutions	6,800	166,600
		1,612,142
Information Technology - 7.54%
Commercial Service-Finance - 2.74%
FleetCor Technologies (a)	2,500	440,425
Electronic Parts Distributors - 2.78%
TD SYNNEX	5,500	446,545
Enterprise Software/Services - 2.02%
SS&C Technologies Holdings	6,800	324,700
		1,211,670
Materials - 3.33%
Containers-Paper/Plastic - 3.33%
Berry Global Group (a)	11,500	535,095

Real Estate - 8.70%
REITS-Diversified - 3.13%
WP Carey	7,200	502,560
REITS-Office Property - 3.89%
Alexandria Real Estate Equities	2,250	315,427
Highwoods Properties	11,500	310,040
REITS-Single Tenant - 1.68%
National Retail Properties	6,800	271,048
		1,399,075

CCM Small/Mid-Cap Impact Value Fund

Schedule of Investments September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCK — continued
Utilities - 9.64%
Electric-Generation - 3.26%
Clearway Energy, Cl A	4,000	$116,400
Clearway Energy, Cl C	12,800	407,680
Electric-Integrated - 1.48%
CMS Energy	4,100	238,784
Energy-Alternate Sources - 4.90%
NextEra Energy Partners	10,900	788,179
		1,551,043
TOTAL COMMON STOCK
(Cost $16,586,201)		15,515,858

SHORT-TERM INVESTMENT - 3.50%
Money Market Fund - 3.50%
First American Government Obligations Fund, Cl X, 2.78%, (c)	562,971	562,971
TOTAL SHORT-TERM INVESTMENT
(Cost $562,971)		562,971

Total Investments (Cost $17,149,172) - 100.00%		$16,078,829
Liabilities in Excess of Other Assets, Net - (0.00)%		(1,900)
NET ASSETS - 100.00%		$16,076,929

(a)	Non-income producing security.
(b)	Level 3 security in accordance with fair value hierarchy.
(c)	The rate shown is the 7-day effective yield as of September 30, 2022.

ADR — American Depositary Receipt
Cl — Class
REIT — Real Estate investment Trust

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at September 30, 2022:

Assets	Level 1	Level 2	Level 3*		Total
Common Stock	$15,515,858	$—	$—	(1)	$15,515,858
Short-Term Investment	562,971	—	—		562,971
Total Investments in Securities	$16,078,829	$—	$—		$16,078,829

*	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(1)	Level 3 security valued at zero.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.